Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY
16	EQUITY

(a)	Ordinary shares

The Company’s authorized share capital is US$50,000 divided into 1,000,000,000 shares, comprising 900,000,000 Class A Shares, par value US$0.00005 per share, and 100,000,000 Class B Shares, par value US$0.00005 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting rights. Holders of Class A Ordinary Shares and Class B Ordinary Shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class A Ordinary Share is entitled to one vote on all matters subject to vote at general meetings of our Company, and each Class B Ordinary Share is entitled to 20 votes on all matters subject to vote at general meetings of our Company.

As of the financial year ended March 31, 2026, the Company has 25,000,000 Class A Ordinary Shares and 5,625,000 Class B Ordinary Shares remain issued and outstanding. Class A Ordinary Shares with a par value of US$0.00005 and entitle to one (1) vote per share. Class B Ordinary Shares with a par value of US$0.00005 and entitled to twenty (20) votes per share.

(b)	Warrants

The warrants issued in connection with the closing of the IPO of 2,500,000 Class A Ordinary Shares at USD 4.00 per share on November 29, 2024 and listing on the NYSE, the Company had issued to Alliance Global Partners, the lead managing underwriter for IPO, to purchase a total of 125,000 Class A Ordinary Shares (“Representative’s Warrants”) which is equal to five percent (5%) of the transaction share amounts. The Representative’s Warrants are exercisable at any time and from time to time from and after the 180th day from the effective date of the registration statement (“Form F-1”) through and including the five (5) year anniversary of the date of effectiveness of the Form F-1 at a price equal to 130% or USD5.20 of the public offering price of the Class A Ordinary Shares, may be exercised immediately on a cashless basis. In no event will the Company be required to net cash settle any warrant.

In accordance with IFRS 2 Share-based Payment, the warrants were determined to be equity classified at the issuance date on November 29, 2024 and not subject to periodic remeasurement. We value the warrants using the Binomial option pricing model at a value of $307,737. The assumptions used in determining the fair value of the warrants were as follows:

November 29, 2024

Expected term in years	5 years
Share price	$3.94
Exercise price	$5.20
Risk-free interest rate	4.45%
Annual expected volatility	81.00%
Dividend yield	0.00%

Activity related to the warrants for the years ended March 31, 2025 and 2026 were as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding, March 31, 2024	—	$—
Granted	125,000	$5.20
Forfeited	—	$—
Exercised	—	$—
Expired	—	$—
Outstanding, March 31, 2025	125,000	$5.20
Granted	—	$—
Forfeited	—	$—
Exercised	—	$—
Expired	—	$—
Outstanding, March 31, 2026	125,000	$5.20
Exercisable, March 31, 2025	—	$—	4.67
Exercisable, March 31, 2026	125,000	$5.20	3.67

The warrants are exercisable after 180 days after effective of registration statement.

The Company determined that the fair value of the warrant-specific component of the underwriting services could not be estimated reliably because the warrants formed part of a bundled underwriting compensation arrangement. Accordingly, the Company measured the services indirectly by reference to the fair value of the warrants at the November 29, 2024 service completion date. The aggregate fair value of USD 307,737 was recognized as a deduction from equity as a share issuance cost, with a corresponding credit to the IFRS 2 warrant reserve within equity. The related debit is included in the USD 2.813 million share issuance expenses presented in the consolidated statement of changes in equity. Both entries were recognized within equity and therefore had no net effect on total equity. No share-based payment expense was recognized in profit or loss, and the warrants were not subsequently remeasured